Non-current trade receivables and other non-current assets - Additional Information (Detail) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2017
Disclosure of other non current assets [line items]
R&D Tax credit receivable	€ 4,002	€ 3,679	€ 1,200
Non-current trade receivables	2,135	€ 2,117
Mesoblast [member] | License And Collaboration Agreements [member]
Disclosure of other non current assets [line items]
Non-current trade receivables	€ 2,100